REINSURANCE	12 Months Ended
Dec. 31, 2023
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Abstract]
REINSURANCE
Schedule IV – Reinsurance

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS, EXCEPT FOR PERCENTAGES	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2023
Life insurance in-force	$145,671	$23,081	$120	$122,710	0.1%
Premiums earned
Life and annuity	1,996	177	76	1,895	4.0%
Health	163	226	150	87	172.4%
Property and casualty	2,427	890	618	2,155	28.7%
	$4,586	$1,293	$844	$4,137	20.4%

2022
Life insurance in-force	$146,055	$22,146	$222	$124,131	0.2%
Premiums earned
Life and annuity	1,912	89	3	1,826	0.2%
Health	98	184	162	76	213.2%
Property and casualty	1,444	378	43	1,109	3.9%
	$3,454	$651	$208	$3,011	6.9%

2021
Life insurance in-force	$2,330	$162	$—	$2,168	—%
Premiums earned
Life and annuity	1,017	1	—	1,016	—%
	$1,017	$1	$—	$1,016	—%